Property, Plant, and Equipment, Net - Schedule of Depreciation Expenses (Details) - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 434,996	$ 456,709
Depreciation expenses-Selling, general and admin [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses		98,533	159,492
Depreciation-Manufacturing costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	[1]	$ 336,463	$ 297,217

[1]	Represents total depreciation incurred for manufacturing operations, which is capitalized into cost of inventory.